Employee Benefits	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Employee Benefits	Employee Benefits
Pension Plans
The Group operates a defined contribution plan, under which the Group pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. During fiscal year 2021, the Group paid fixed contributions totaling $6.3 million (2020: $5.2 million, 2019: $3.1 million).

Equity Incentive Plans
Immediately prior to the closing of the Merger referred to in Note 5, we effected a reclassification (referred to below as the “Reclassification”) whereby all outstanding shares of Babylon, including the various options previously granted under the below plans, were reclassified to Class A ordinary shares or Class B ordinary shares, subject to a conversion ratio of approximately 0.3 (the “Conversion Ratio”). The description of activity in the narratives and tables below have been adjusted to reflect the Reclassification.

On July 27, 2015, the Board of Directors adopted the Babylon Holdings Limited Long Term Incentive Plan (the “LTIP”). Options granted under the LTIP were originally granted over Company’s Class B Shares. Following the Reclassification, the options subsist over Class A ordinary shares.

On February 21, 2021, the Board of Directors adopted the Company Share Option Plan (“CSOP”) and was intended to qualify as a company share option plan that meet certain requirements under the Income Tax Act of 2003. The options granted under the CSOP are, subject to certain qualifying conditions being met, potentially U.K. tax-favored options.

In March 2021, the Company made an offer to all existing UK participants in the LTIP to convert their LTIP share options into the CSOP or into restricted stock awards (“RSAs”). All employees who elected to have their LTIP option converted to a new CSOP or RSA had their existing LTIP options forfeited and were granted an increased number of share options in line with the increased exercise price under the CSOP and RSA plans resulting in an equivalent economic value as compared to the grantee’s original award. There were no changes made to other terms, including vesting conditions or the period the original share options were granted. For the participants who accepted the offer to transfer their LTIP awards into RSAs, a total of 4,265,770 LTIP options were cancelled and replaced with 5,046,059 RSAs during the year ending December 31, 2021. For the participants who accepted the offer to transfer their awards into CSOP options, a total of 6,660,027 LTIP options were cancelled and replaced with 7,726,002 CSOP options during year ending December 31, 2021.

On October 21, 2021, the shareholders approved the Babylon Holdings Limited 2021 Equity Incentive Plan, including the Non-Employee Sub-Plan (collectively, the “2021 Plan”). The 2021 Plan authorizes (a) the issuance of 13,700,125 Class A ordinary shares plus, (b) unless a lesser amount is approved by the Board prior to January 1st of a given year, an automatic increase on January 1st of each year, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to 5% of the total number of Class A ordinary shares outstanding on December 31st of the preceding calendar year, and (c) all or any part of an option or options to acquire unissued shares granted under the prior plans (the LTIP or CSOP described above) shall become available for award granted under the 2021 Plan subject to a maximum of 7,223,177 shares. Upon approval of the 2021 Plan, the LTIP and CSOP were no longer available for future awards. The 2021 Plan provides for the grant of options, share appreciation rights (“SARs”), RSAs, restricted share units (“RSUs”), and other share-based awards.
Share-based Payments
The Group issues equity settled share-based payments to employees of the Group and advisors, whereby services are rendered in exchange for rights over shares in the Group. Employees of all Group companies participate within this scheme through a variety of plans described above.

Under these plans, options are granted to employees at the start of their employment and typically expire between 10 to 15 years. Generally, upon completion of the first year of employment, 25.0% of options will vest, and the remainder will vest monthly over the next three years. In certain circumstances, additional options are granted to employees to recognize performance. Such options vest in the same manner as those granted on joining. Share-based compensation expense is recognized using the graded vesting method.

Share-based payments are recognized as expense for RSUs, RSAs and options, net of forfeitures, as follows:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Total share-based compensation expense	46,307	9,557	7,966

Restricted Stock Awards
The Company recorded share-based compensation expense related to RSAs of $3.6 million during the year ended December 31, 2021. As of December 31, 2021, the unrecognized compensation cost related to unvested RSAs is $1.3 million, which is expected to be recognized over the next one to two years.

Restricted Stock Units
The following table displays RSU activity and weighted average grant date fair values for the year ended December 31, 2021:

	RSUs	Weighted Average Grant Date Fair Value Per RSU (1)
Balance at January 1, 2021	—	$—
Granted	6,997,284	$6.23
Vested and issued	—	$—
Forfeited	—	$—
Balance at December 31, 2021	6,997,284	$6.23
Vested and unissued at December 31, 2021	1,760,363	$6.23
Unvested at December 31, 2021	5,236,921	$6.23
(1)The calculation of weighted average grant date fair value excludes RSUs issued to Higi employees further discussed below.
In connection with the acquisition of Higi described in Note 6, Babylon exchanged vested and unvested options held by employees of Higi for 1,980,000 RSUs of Babylon to be issued from the 2021 Plan, which are included in amounts granted in the table above. Of the RSUs issued to Higi under the Second Amended and Restated Agreement and Plan of Merger, 1,167,669 RSUs awarded to the former Higi employees were vested upon grant date in exchange for the surrender of vested Higi awards upon exercise of the option to acquire the remaining non-controlling interests. The vesting conditions associated with the unvested RSUs issued to the former Higi employees reflect the vesting of the original Higi equity award. The transaction was accounted for under IFRS 2 for replacement awards and the Company will recognized the compensatory portion of the award over the service period of the unvested RSUs issued to Higi employees. As of December 31, 2021, the unrecognized compensation cost associated with the 812,331 remaining unvested RSUs is $5.4 million, which is expected to be recognized over a weighted average period of 1.3 years.
The Company recorded share-based compensation expense related to RSUs of $6.5 million during the year ended December 31, 2021. There were no RSUs granted prior to 2021.

As of December 31, 2021, the Company had $24.4 million in unrecognized compensation cost related to unvested RSUs unrelated to the acquisition of Higi described above, which is expected to be recognized over a weighted average period of 3.4 years.

Options
Options have been granted under the LTIP and CSOP described above. The fair value of each employee and non-employee stock option award was estimated on the date of grant for each option using the Black-Scholes option pricing model yielding a weighted average fair value of $7.79 for options granted during the year ended December 31, 2021. The key assumptions used for options granted during the year ended December 31, 2021, were as follows:

Fair value of underlying stock	$2.97 - $9.20
Volatility	63.4% - 70.0%
Risk-free interest rate	0.12% - 1.68%
Dividend yield	0% - 0%
Expected term (in years)	10.00 - 14.50

The number and weighted average exercise price of share options for the Group are as follows:

	2021		2020		2019
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$		$
Outstanding at the beginning of the year	0.02	21,107,487	—	20,120,425	—	19,666,539
Granted during the year	3.67	8,155,289	0.11	4,109,243	—	2,786,856
Forfeited / canceled during the year	0.18	(6,204,471)	0.04	(3,122,181)	—	(2,332,970)
Exercised during the year	1.42	(162,040)	—	—	—	—
Outstanding at the end of the year	1.47	22,896,265	0.02	21,107,487	—	20,120,425
Exercisable at the end of the year	1.54	19,105,908	0.01	16,461,945	—	11,817,828

As of December 31, 2021, the outstanding options had remaining contractual terms ranging from 6.9 - 15.0 years.

Restricted Growth Shares
In February 2021, the Board approved a grant of 10,150,368 of Class G Shares to three employees (“Growth Shares”), with a subscription price of $0.03 per share. The Growth Shares had vesting terms of one year from the grantee's date of hire. The Growth Shares allowed the grantee to benefit from the difference between the value of the number of Growth Shares awarded and the benchmark valuation. The Growth Shares included a conversion feature to convert into the Company’s Class A ordinary shares upon an exit event, which included a business merger, an initial public offering, or certain other events (collectively referred to as an “Exit Event”). The Growth Shares were redeemable at the sole discretion of the Company at $0.00001227 or at some other amount at the discretion of the Board of Directors prior to an Exit Event upon cessation of employment. Using a Monte Carlo simulation, the Group calculated the grant date fair value of $9.7 million for the Growth Shares, all of which was recognized during the year ended December 31, 2021. The key assumptions used were a pre-money equity valuation of $3.5 billion and a volatility rate of 54%. All outstanding Growth Shares were converted into 712,413 Class A ordinary shares, subject to achievement of the original vesting conditions, following the Merger in October 2021. There were no Growth Shares outstanding as of December 31, 2021.